Equity method investments, Summarized Consolidated Financial Information (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets	$ 253,858,224	$ 242,276,874
Non-current assets	543,518,697	362,765,105
Current liabilities	64,401,785	28,602,396
Non-current liabilities	107,509,414	$ 65,709,842
MPC Caribbean Clean Energy Limited, Barbados [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets	1,077,000
Non-current assets	32,348,000
Current liabilities	660,000
Non-current liabilities	10,000,000
BB Amstel B.V. [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets	951,000
Non-current assets	17,113,000
Current liabilities	124,000
Non-current liabilities	0
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets	5,405,000
Non-current assets	11,740,000
Current liabilities	3,861,000
Non-current liabilities	0
Barber Ship Management Germany GmbH & Co. KG [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets	293,000
Non-current assets	2,183,000
Current liabilities	160,000
Non-current liabilities	208,000
MPC Energy Solution N.V. [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets	24,977,000
Non-current assets	98,614,000
Current liabilities	6,674,000
Non-current liabilities	66,677,000
Market value	18,853,000
MPC Container Ships ASA [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets	178,061,000
Non-current assets	1,053,313,000
Current liabilities	114,438,000
Non-current liabilities	299,316,000
Market value	$ 813,367,000